Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of significant observable inputs used in fair value measurement of liabilities	Quantitative information about fair value measurements (Level 2) using significant observable inputs other than quoted prices included in Level 1 is as follows:

Due to Affiliate	December 31, 2021	December 31, 2020
Risk-free rate (1)	1.25%	0.40%
Implied volatility (2)	25.32%	31.78%
Dividend yield (3)	1.52%	2.45%
(1) Risk-free rates were from the U.S. dollar swap curves matching the expected maturity of the Due to Affiliate.
(2) Implied volatility was computed from the trading volatility of the Company's stock over a comparable term to maturity and the volatility of USD/CAD exchange rates.
(3) Dividend yields were from the forecast dividend yields matching the expected maturity of the Due to Affiliate.

Disclosure of derivatives at fair value through profit or loss
The values attributed to the derivative financial instruments are shown below:

	Conversion/redemption options(1))	Exchange/prepayment options	Interest rate caps	Total
(in thousands of U.S. dollars)

For the year ended December 31, 2021
Derivative financial assets (liabilities), beginning of year	$841	$(45,494)	$—	$(44,653)
Derivative financial instruments converted into common shares of the Company	34,398	—	—	34,398
Addition of interest rate caps	—	—	490	490
Fair value loss	(35,239)	(184,811)	(127)	(220,177)
Derivative financial instruments - end of year(2)	$—	$(230,305)	$363	$(229,942)

For the year ended December 31, 2020
Derivative financial (liabilities) assets, beginning of year	$(657)	$—	$28	$(629)
Addition of derivative financial liability in connection with Due to Affiliate	—	(37,613)	—	(37,613)
Addition of interest rate caps	—	—	11	11
Fair value gain (loss)	1,498	(7,881)	(39)	(6,422)
Derivative financial instruments - end of year(3)	$841	$(45,494)	$—	$(44,653)
(1) As at December 31, 2020, the conversion and redemption components of the 2022 convertible debentures were valued using a binomial pricing model and then the valued amount was calibrated to the traded price of the underlying debentures. The valuation model used market-based inputs, including the spot price of the underlying equity, implied volatility of the equity and USD/CAD foreign exchange rates of 30.69%, risk-free rate from the U.S. dollar swap curves of 0.21%, and dividend yield related to the equity of 2.45%.
(2) As at December 31, 2021, the interest rate caps are presented as an asset of $363 and the exchange and prepayment features related to Due to Affiliate are presented as a liability of $230,305.
(3) As at December 31, 2020, the conversion and redemption options of the 2022 convertible debentures were presented as an asset of $841 and the exchange and prepayment features related to Due to Affiliate were presented as a liability of $45,494.